UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended March 31, 2002
                                                --------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     10th     day of May, 2002.
--------         -----------         ----------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.


-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 20 Pages

                                Loews Corporation

                                     FORM 13F

                          Report for the Quarter Ended

                                March 31, 2002




  Loews Corporation ("Loews"), by virtue of its approximately 89% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 26% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 20 Pages




Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Acxiom Corp       Common  005125109 $     1,068      62,300     X                                        62,300

Adelphia          Common  006848105       7,078     475,000     X                                       475,000
 Communications
 CL A

Aeroflex Inc.     Common  007768104         165      12,800     X                                        12,800

Aetna Inc         Common  00817Y108       1,281      33,000     X                                        33,000

Agile Software    Common  00846X105         289      23,900     X                                        23,900
 Corp Del

Agrium Inc        Common  008916108      11,720   1,114,100     X                                     1,114,100

AK Stl Hldg Corp  Common  001547108       3,618     253,000     X                                       253,000

Allegheny Energy  Common  017361106         802      19,400     X                                        19,400
 Inc.

Allegheny
 Technologies Inc Common  01741R029         996      60,200     X                                        60,200

Allied Waste      Common  019589308         499      38,400     X                                        38,400

Allstate Corp     Common  020002101         500      13,225     X                                        13,225

Amazon Com Inc.   Common  023135106         433      30,300     X                                        30,300

Amerada Hess Corp Common  023551104       1,190      15,000     X                                        15,000

America Movil     Common  02364W105         399      20,100     X                                        20,100
 S A DE CV

American Express  Common  025816109         250       6,100     X                                         6,100
 Corp.

American Natl     Common  028591105       2,176      23,025     X                                        23,025
 Ins Co.
                                    -----------
                          TOTAL     $    32,464
                                    -----------

                                           Page 3 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


American          Common  028884104 $       277      14,225     X                                        14,225
 Physicians
 Capital

Americredit Corp  Common  03060R101         714      18,800     X                                        18,800

AMR Corp          Common  001765106       3,169     120,000     X                                       120,000

Anixter Intl Cos  Common  035290105         209       7,050     X                                         7,050

Apex Silver       WTS     G04074111          48     105,700     X                                       105,700
 Mines Ltd.       110402

Apollo Group Inc  Common  037604105         203       3,800     X                                         3,800

Applica Inc.      Common  03815A106         860     100,000     X                                       100,000

Aquila Inc        Common  03840P102         556      22,400     X                                        22,400

AT&T Corp         Common  001957109         171      10,900     X                                        10,900

AT&T Wireless     Common  001957406       5,952     665,000     X                                       665,000

Atlas Air         Common  049164106       3,784     287,300     X                                       287,300
 Worldwide
 Hldgs Inc

Arch Coal Inc     Common  039380100         214      10,000     X                                        10,000

Arvinmeritor Inc  Common  043353101         211       7,375     X                                         7,375

Autodesk Inc      Common  052769106         261       5,600     X                                         5,600

Avery Dennison    Common  053611109         299       4,900     X                                         4,900
 Corp

Barrick Gold      Common  067901108      33,779   1,820,000     X                                     1,820,000
 Corp.

Beverly           Common  087851309       4,005     556,300     X                                       556,300
 Enterprises Inc
                                    -----------
                          TOTAL     $    54,712
                                    -----------

                                           Page 4 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Black & Decker    Common  091797100 $       293       6,300     X                                         6,300
 Corp

Boeing Corp.      Common  097023105       4,935     102,275     X                                       102,275

Borg Warner Inc   Common  099724106         252       4,000     X                                         4,000

Bowne & Co Inc    Common  103043105         222      15,750     X                                        15,750

Brinker Intl Inc  Common  109641100         344      10,600     X                                        10,600

Cablevision Sys   Common  12686C109       2,550      75,000     X                                        75,000
 Corp

Cadiz Inc.        Common  127537108         900     100,000     X                                       100,000

Calpine Corp      Common  131347106         197      15,500     X                                        15,500

Capstone Turbine  Common  14067D102         326     100,000     X                                       100,000
 Corp

Career Education  Common  141665109         741      18,700     X                                        18,700
 Corp

Carnival Corp     Common  143658102       2,449      75,000     X                                        75,000

Caterpillar Inc.  Common  149123101       1,706      30,000     X                                        30,000

CEC Entmt Inc     Common  125137109         568      12,300     X                                        12,300

Celestica Inc     Common  15101Q108         297       8,200     X                                         8,200

Centex Corp       Common  152312104       1,646      31,700     X                                        31,700

Certegy Inc       Common  156880106         318       8,000     X                                         8,000

Charter           Common  16117M107       3,225     285,629     X                                       285,629
 Communications
 Inc
                                    -----------
                          TOTAL     $    20,969
                                    -----------

                                           Page 5 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Cleveland Cliffs  Common  185896107 $     5,363     243,750     X                                       243,750
 Inc.

CNA Financial     Common  126117100   5,897,696 198,575,624     X                                   198,575,624
 Corp.

CNF Inc           Common  12612W104       1,022      30,975     X                                        30,975

Compaq Computer   Common  204493100       2,455     234,900     X                                       234,900
 Corp.

Computer          Common  204912109       1,070      48,875     X                                        48,875
 Associates

Cooper            Common  216669101         996      23,750     X                                        23,750
 Industries

Copart Inc        Common  217204106         337      18,800     X                                        18,800

Costco Whsl.      Common  22160K105         346       8,700     X                                         8,700
 Corp. New

Cree Inc          Common  225447101         741      54,400     X                                        54,400

Cytec             Common  232820100         706      23,200     X                                        23,200
 Industries

Darden            Common  237194105         406      10,000     X                                        10,000
 Restaurants Inc

Del Monte Foods   Common  24522P103         179      18,375     X                                        18,375
 Inc

Delphi Auto Sys.  Common  247126105         365      22,800     X                                        22,800
 Corp.

Delphi Finl Group Common  247131105       2,310      58,925     X                                        58,925
 Inc
                                    -----------
                          TOTAL     $ 5,913,992
                                    -----------

                                           Page 6 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Developers        Common  251591103 $     2,100     100,000     X                                       100,000
 Diversified
 Rlty Co

Diamond Offshore  Common  25271C102   2,191,326  70,100,000     X                                    70,100,000
 Drilling

Dollar Thrifty    Common  256743105       1,904      90,000     X                                        90,000
 Automotive GP

Dollar Tree       Common  256747106         420      12,800     X                                        12,800
 Stores Inc

Duke Energy Corp  Common  264399106       5,670     150,000     X                                       150,000

DuPont E.I. De    Common  263534109         943      20,000     X                                        20,000
 Nemours & Co.

Eaton Corp.       Common  278058102         599       7,400     X                                         7,400

Eclipsys Corp     Common  278856109         263      16,000     X                                        16,000

Edwards Ag Inc    Common  281760108         475      10,800     X                                        10,800

Efunds Corp       Common  28224R101         233      14,500     X                                        14,500

Emulex Corp       Common  292475209         207       6,300     X                                         6,300

Energen Corp      Common  29265N108         344      13,000     X                                        13,000

Entery Corp New   Common  29364G103         499      11,500     X                                        11,500

EOG Res Inc.      Common  26875P101         430      10,600     X                                        10,600

Equitable Res Inc Common  294549100       1,076      30,900     X                                        30,900

Equity            Common  294741103         342      11,400     X                                        11,400
 Office Prop.
 Trst.
                                    -----------
                          TOTAL     $ 2,206,831
                                    -----------

                                           Page 7 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Equity            Common  29476L107 $       359      12,500     X                                        12,500
 Residential
 Pptys Tr

Esterline         Common  297425100         266      13,050     X                                        13,050
 Technologies
 Corp

Federal Home Loan Common  313400301         951      15,000     X                                        15,000
 Mtge Corp

Fedex Corp        Common  31304N107       1,075      18,500     X                                        18,500

First Data Corp   Common  319963104       1,108      12,700     X                                        12,700

Fluor Corp        Common  343412102       1,040      25,500     X                                        25,500

FMC Corp          Common  302491303       3,332      79,475     X                                        79,475

FMC Technologies  Common  302494101       2,696     135,259     X                                       135,259

Ford Motor Co     Common  345370860       2,309     140,000     X                                       140,000
 (Del)

Fortune Brands    Common  349631101         808      16,375     X                                        16,375

Freeport-McMoran  Common  35671D857         906      51,400     X                                        51,400
 Copper & Gold

Gables            Common  362418105         217       6,975     X                                         6,975
 Residential Tr

Gannett Inc.      Common  364730101         350       4,600     X                                         4,600

Gap Inc Del       Common  364760108         757      50,300     X                                        50,300

Glimcher Rlty Tr  Common  379302102         402      21,650     X                                        21,650

Genesis Health    Common  37183F107       5,779     317,500     X                                       317,500
 Venture Inc New
                                    -----------
                          TOTAL     $    22,355
                                    -----------

                                           Page 8 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Gentex Corp       Common  371901109 $       222       7,500     X                                         7,500

Georgia Pac Corp  Common  373298108         395      13,200     X                                        13,200

Gibraltar Stl     Common  37476F103       3,264     150,000     X                                       150,000
 Corp

Glamis Gold Ltd   Common  376775102       2,301     430,000     X                                       430,000

Goodyear Tire &   Common  382550101         327      12,800     X                                        12,800
 Rubber Co

Healthcare Rlty   Common  421946104         221       7,275     X                                         7,275
 Tr

Health Net Inc    Common  42222G108         843      30,725     X                                        30,725

Healthsouth Corp  Common  421924101         359      25,000     X                                        25,000

Hearst-Argyle     Common  422317107       1,237      50,000     X                                        50,000
 Television Inc.

Hewlett Packard   Common  428236103         409      22,825     X                                        22,825
 Co

Honeywell Intl    Common  438516106         758     19,800      X                                        19,800
 Inc

Household Intl    Common  441815107         852     15,000      X                                        15,000
 Inc

Ikon Office       Common  451713101         326     27,800      X                                        27,800
 Solutions Inc

Intl. business    Common  459200101       5,512     53,000      X                                        53,000
 Machs

Intl. Paper Inc.  Common  460146103       2,082      48,400     X                                        48,400

International     Common  459902102         393       6,300     X                                         6,300
 Game Technology
                                    -----------
                          TOTAL     $    19,501
                                    -----------

                                           Page 9 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Interpublic Group Common  460690100 $     1,097      32,000     X                                        32,000
 Cos Inc

Iona Technologies Common  46206P109         401      23,700     X                                        23,700
 Plc

Ishares           Common  464286848       1,425     175,000     X                                       175,000

Jakks Pac Inc     Common  47012E106         444      19,500     X                                        19,500

Jefferson Pilot   Common  475070108         781      15,600     X                                        15,600
 Corp

JP Morgan Chase   Common  46625H100         339       9,500     X                                         9,500
 Co

Kellwood Co       Common  488044108         322      13,250     X                                        13,250

Kennametal Inc    Common  489170100         204       5,050     X                                         5,050

Kerr McGee Corp   Common  492386107       2,828      45,000     X                                        45,000

Key3media Group   Common  49326R104          90      19,650     X                                        19,650
 Inc

Kindred           Common  494580103       3,341      82,500     X                                        82,500
 Healthcare Inc

Kinder Morgan     Common  49455P101       1,070      22,100     X                                        22,100
 Inc Kans

Kinross Gold      Common  496902107         406     320,000     X                                       320,000
 Corp.

Korea Telecom     Common  50063P103       4,197     175,000     X                                       175,000

Lamar Advert Co   Common  512815101         613      15,100     X                                        15,100

La Quinta Corp    Common  50419U202       2,363     330,500     X                                       330,500

Lear Corp         Common  521865105       1,089      22,875     X                                        22,875
                                    -----------
                          TOTAL     $    21,010
                                    -----------

                                           Page 10 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Lehman Brothers   Common  524908100 $       336       5,200     X                                         5,200

Lennox Intl inc   Common  526107107       2,308     174,600     X                                       174,600

Liberty Media     Common  530718105       2,275     180,000     X                                       180,000
 Corp New

Liberty Ppty Tr   Common  531172104      11,123     344,900     X                                       344,900

Lincoln Natl      Common  534187109       1,522      30,000     X                                        30,000
 Corp Ind

Lubrizol Corp     Common  549271104         832      23,925     X                                        23,925

Magna Intl Inc    Common  559222401       1,470      20,000     X                                        20,000

Manugistics Group Common  565011103         449      20,900     X                                        20,900
 Inc

Marathon Oil Corp Common  902905827       6,733     233,800     X                                       233,800

Mattel Inc        Common  577081102         663      31,800     X                                        31,800

Maxtor Corp       Common  577729205       2,452     352,750     X                                       352,750

MBIA Inc          Common  55262C100       1,231      22,500     X                                        22,500

MBNA Corp         Common  55262L100       1,011      26,200     X                                        26,200

McDermott Intl    Common  580037109         386      24,800     X                                        24,800
 Inc

Mercury           Common  589405109         429      11,400     X                                        11,400
 Interactive
 Corp

Metromedia Int?l. Common  591695101           16      50,213     X                                        50,213
 Group Inc.

Microtune Inc Del Common  87229N101         147      10,200     X                                        10,200
                                    -----------
                          TOTAL     $    33,383
                                    -----------

                                           Page 11 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Milacron Inc      Common  598709103 $       315      21,600     X                                        21,600

Millipore Corp    Common  601073109         279       6,300     X                                         6,300

Mine Safety       Common  602720104         751      20,000     X                                        20,000
 Appliances Co.

Miramar Mining    Common  60466E100         267     300,000     X                                       300,000
 Corp.

Mirant Corp       Common  604675108       4,335     300,000     X                                       300,000

Monaco Coach Corp Common  60886R103         552      22,700     X                                        22,700

Monsanto Co New   Common  61166W101         255       8,075     X                                         8,075

Motorola Inc.     Common  620076109       1,136      80,000     X                                        80,000

Movie Gallery Inc Common  624581104         187      10,900     X                                        10,900

Nacco Inds Inc    Common  629579103         303       4,575     X                                         4,575

National City     Common  635405103         305       9,900     X                                         9,900
 Corp

Netegrity Inc     Common  64110P107         204      13,800     X                                        13,800

Neurocrine        Common  64125C109         418      10,300     X                                        10,300
 Biosciences Inc

News Corp LTD-    Common  652487802       4,027     155,000     X                                       155,000
 Spons Adr Prf

Nisource Inc      Common  65473P105         622      27,100     X                                        27,100

Norfolk Southern  Common  655844108       1,676      70,000     X                                        70,000
 Corp

Nortek Inc        Common  656559101         360      10,000     X                                        10,000
                                    -----------
                          TOTAL     $    15,992
                                    -----------

                                           Page 12 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Nortel Netowrks   Common  656568102 $       687    152,900      X                                       152,900
 Corp New

Northwest Nat     Common  667655104       1,714     61,200      X                                        61,200
 Gas Co

NPS               Common  62936P103         248      7,600      X                                         7,600
 Pharmaceuticals
 Inc

NRG Energy Inc    Common  629377102       1,641    136,100      X                                       136,100

Nuance Comm Inc   Common  669967101         137     20,000      X                                        20,000

Nucor Corp        Common  670346105       2,839     44,200      X                                        44,200

Nvidia Corp       Common  67066G104         262      5,900      X                                         5,900

Ocean Energy Inc  Common  67481E106       1,583     80,000      X                                        80,000

Office Depot Inc  Common  676220106       2,273    114,500      X                                       114,500

Officemax Inc     Common  67622M108       2,941    527,100      X                                       527,100

Old Rep Int'l     Common  680223104       2,300     71,950      X                                        71,950
 Corp

On Command Corp.  Common  682160106         141     57,296      X                                        57,296

Orient Express    Common  G67743107       2,921    142,500      X                                       142,500
 Hotels

Oshkosh Truck     Common  688239201         307      5,400      X                                         5,400
 Corp

Payless Shoes     Common  704379106       1,081     17,700      X                                        17,700
 Inc

Phillips Pete Co  Common  718507106         462      7,350      X                                         7,350
                                    -----------
                          TOTAL     $    21,537
                                    -----------

                                           Page 13 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Pioneer Std       Common  723877106 $       244      17,275     X                                        17,275
 Electrs Inc

Placer Dome Inc.  Common  725906101      14,700   1,200,000     X                                     1,200,000

PNM Res Inc       Common  69349H107         286       9,325     X                                         9,325

Potash Corp.      Common  73755L107       2,871      44,000     X                                        44,000
 Sask Inc.

Power             Common  739276103         253      13,300     X                                        13,300
 Integrations Inc

Powerwave         Common  739363109         380      29,500     X                                        29,500
 Technologies Inc

Precision         Common  74022D100         823      25,750     X                                        25,750
 Drilling Corp

Progress Energy   Common  743263105         460       9,200     X                                         9,200
 Inc

Prudential Fincl  Common  744320102       5,577     179,600     X                                       179,600
 Inc

Pulte Homes Inc   Common  745867101       2,153      45,000     X                                        45,000

Quantum Corp      Common  747906204         592      74,400     X                                        74,400

Quest Software    Common  74834T103         409      27,100     X                                        27,100
 Inc

Radian Group      Common  750236101         777      15,825     X                                        15,825

Raytheon Co       Common  755111101       6,478     157,800     X                                       157,800

Reliant Energy    Common  75952J108         763      29,600     X                                        29,600
 Inc

Reliant Res Inc   Common  75952B105         337      19,900     X                                        19,900
                                    -----------
                          TOTAL     $    37,103
                                    -----------

                                           Page 14 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Republic Bancorp  Common  760282103 $       212      15,130     X                                        15,130
 Inc

Retek Inc         Common  76128Q109         215       8,200     X                                         8,200

RFS Hotel Invs    Common  74955J108         247      16,775     X                                        16,775
 Inc

RH Donnelley Corp Common  74955W307         262       8,625     X                                         8,625

Robert Half Intl  Common  770323103         254       8,600     X                                         8,600
 Inc
Ruby Tuesday Inc  Common  781182100         893      38,400     X                                        38,400

Russell Corp      Common  782352108       2,894     194,200     X                                       194,200

Ryerson Tull Inc  Common  78375P107      11,437   1,044,500     X                                     1,044,500
 New

Sabre Hldgs Corp  Common  785905100         411       8,800     X                                         8,800

Sandisk Corp      Common  80004C101         289      13,300     X                                        13,300

Sara Lee Corp     Common  803111103         537      25,850     X                                        25,850

Schein Henry Inc  Common  806407102         229       5,200     X                                         5,200

SEI Investments   Common  784117103         291       6,800     X                                         6,800
 Co

Sempra Energy     Common  816851109         825      32,800     X                                        32,800

Servicemaster Co  Common  81760N109         730      53,075     X                                        53,075

Schering Plough   Common  806605101       2,817      90,000     X                                        90,000
 Corp

Schering Williams  Common  824348106        618      21,700     X                                        21,700
 Co
                                    -----------
                          TOTAL     $    23,161
                                    -----------

                                           Page 15 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Sierra Pac Res    Common  826428104 $       962       63,775    X                                        63,775
 New

Skechers USA Inc  Common  830566105         318       16,800    X                                        16,800

Sonicwall Inc     Common  835470105         173       13,300    X                                        13,300

Southtrust Corp   Common  844730101         303       11,475    X                                        11,475

Southwest Airls   Common  844741108         919       47,500    X                                        47,500
 Co

Sovereign Bancorp Common  845905108       2,459      175,000    X                                       175,000
 Inc

Sprint Corp       Common  852061506       2,058      200,000    X                                       200,000

Stein Mart Inc    Common  858375108         125       12,475    X                                        12,475

Techne Corp       Common  878377100         733       26,600    X                                        26,600

Teekay Shipping   Common  Y8564W103       2,478       65,000    X                                        65,000
 Marshall Island

Tekelec           Common  879101103         115       10,000     X                                       10,000

Telefonica S A    Common  879382208         361       10,914     X                                       10,914

Telephone and     Common  879433100         468        5,300     X                                        5,300
 Data Sys Inc

Tellabs Inc       Common  879664100         391       37,375     X                                       37,375

Texas Instrs Inc  Common  882508104         414       12,500     X                                       12,500

Thoratec Corp     Common  885175307       2,300      210,000     X                                      210,000

Travelers         Common  89420G109      40,400    2,020,000     X                                    2,020,000
 Property &
 Casualty
                                    -----------
                          TOTAL     $    54,977
                                    -----------

                                           Page 16 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Trigon Healthcare Common  89618L100 $       384        5,200     X                                        5,200
 Inc

Trizec Hahn       Common  896938107         603       38,075     X                                       38,075
 Corp

Unifi Inc         Common  904677101       1,632      173,600     X                                      173,600

Union Pacific     Common  907818108         772       12,425     X                                       12,425
 Corp

United Defenses   Common  91018B104         536       20,000     X                                       20,000
 Inds Inc

United States Stl Common  90337T101       3,801      209,400     X                                      209,400
 Corp New

Universal Corp VA Common  913456109         277        7,025     X                                        7,025

US Bancorp Del    Common  902973304       1,580       70,000     X                                        70,000

US Freightways    Common  916906100         228        6,425     X                                         6,425
 Corp

Valero Energy     Common  91913Y100       6,190      125,000     X                                       125,000

Ventas Inc        Common  92276F100         217       17,175     X                                        17,175

Viacom Inc        Common  925524100         787       16,200     X                                        16,200

Viad Corp         Common  92552R109         225        8,025     X                                         8,025

Visteon Corp      Common  92839U107       4,717      285,000     X                                       285,000

Vodafone Group    Common  92857W100       4,239      230,000     X                                       230,000
 PLC New

Wal Mart Stores   Common  931142103         215        3,500     X                                         3,500
 Inc
                                    -----------
                          TOTAL     $    26,403
                                    -----------

                                           Page 17 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Washington Mut    Common  939322103 $       679       20,500     X                                        20,500
 Inc

Waste Connections Common  941053100         409       12,200     X                                        12,200
 Inc

Western Gas Res   Common  958259103       1,098       29,500     X                                        29,500
 Inc

Williams Cos      Common  969457100       4,123      175,000     X                                       175,000
 Inc Del

Worldcom Inc      Common  55268B106      13,177    1,955,000     X                                     1,955,000
 GA New

WPP Group Plc     Common  929309300         243        4,300     X                                         4,300

XL Cap Ltd        Common  G98255105         390        4,175     X                                         4,175

XTO Energy        Common  98385X106         355       17,700     X                                        17,700
                                    -----------
                          TOTAL     $    20,474
                                    -----------

                                           Page 18 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


AES Corporation   Common  00130H955 $       900     100,000(p)   X                                       100,000(p)

Barrick Gold      Common  067901908       1,856     100,000(c)   X                                       100,000(c)
 Corp.

Cablvsn Systems   Common  12686C959       1,700      50,000(p)   X                                        50,000(p)

Calpine Corp      Common  131347956       4,191     330,000(p)   X                                       330,000(p)

Caterpillar Inc.  Common  149123951       5,685     100,000(p)   X                                       100,000(p)

Deere & Co.       Common  244199955       9,110     200,000(p)   X                                       200,000(p)

Dow Chemical Co.  Common  260543953       3,926     120,000(p)   X                                       120,000(p)

DuPont E I de     Common  263534959       4,715     100,000(p)   X                                       100,000(p)
 Nemours & Co.

Ford Motor Co.    Common  345370950       1,649     100,000(p)   X                                       100,000(p)

Gap Inc           Common  364760958       3,008     200,000(p)   X                                       200,000(p)

Intl Paper Co.    Common  460146953       8,602     200,000(p)   X                                       200,000(p)

Merril Lynch      Common  590188958       4,430      80,000(p)   X                                        80,000(p)

Motorola          Common  620076959         852      60,000(p)   X                                        60,000(p)

Nortel Netwrks    Common  656568952         898     200,000(p)   X                                       200,000(p)

Placer Dome       Common  725906901       4,900     400,000(c)   X                                       400,000(c)

Schering-Plough   Common  806605951       2,817      90,000(p)   X                                        90,000(p)
 Corp

Schlumberger      Common  806857958       5,882     100,000(p)   X                                       100,000(p)

Southwest         Common  844741958       2,903     150,000(p)   X                                       150,000(p)
 Airlines

Sunoco            Common  86764P909       6,001     150,000(c)   X                                       150,000(c)
                                    -----------
                          TOTAL     $    74,025
                                    -----------

                                           Page 19 of 20 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Texas Instruments Common  882508954 $     4,634     140,000(p)   X                                       140,000(p)

Thoratec Corp     Common  885175907         219      20,000(c)   X                                        20,000(c)

Tiffany & Co      Common  886547958       3,555     100,000(p)   X                                       100,000(p)
                                    -----------
                         TOTAL      $     8,408
                                    -----------
                AGGREGATE TOTAL     $ 8,607,297
                                    ===========

                                           Page 20 of 20 Pages